BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Jul. 27, 2012
Bank Loans [Line Items]
Line of Credit Facility, Amount Outstanding	$ 1,279,002
Revolving Credit Facility [Member]
Bank Loans [Line Items]
Line of Credit Facility, Amount Outstanding		$ 1,000,000
Debt Instrument, Maturity Date, Description	The Revolving Credit Facility includes both term loan and overdraft for up to 12 months maximum tenor each subject to availability and banks discretion.
Line of Credit Facility, Interest Rate Description	The interest for current account overdraft will be charged monthly in arrears at the banks appropriate funding rate plus 2% p.a. or advised by the bank from time to time. The interest for term loans will be charged at 1% p.a. over banks cost of funds or as advised by the bank from time to time
Line of Credit Facility, Interest Rate During Period	1.00%
Bank Loans Interest Rate	1.16%